Taxes to Recover	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxes to Recover

7. Taxes to recover

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2020	12/31/2019
ICMS (a.1)	1,129,325	872,670
PIS and COFINS (a.2) (a.3)	1,297,029	930,570
Value-added tax (IVA) of foreign subsidiaries	35,600	29,707
Others	57,704	56,748
Total	2,519,658	1,889,695
Current	1,044,850	1,122,335
Non-current	1,474,808	767,360

a.1 The recoverable ICMS net of provision for losses is substantially related to the following subsidiaries and operations:

(i) The subsidiaries Oxiteno S.A., Empresa Carioca de Produtos Químicos S.A. (“EMCA”) and Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) accumulate credits in the amount of R$ 195,037 (R$ 151,393 as of December 31, 2019) due to sales and transfer transactions within and outside the State of Bahia at reduced rates;

(ii) The subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Ultragaz, AMPM, Iconic Lubrificantes S.A. (“Iconic”) have credits in the amount of R$ 754,882 (R$ 563,565 as of December 31, 2019) recognized, mainly, of the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”)), in the case of the subsidiaries Ipiranga, Bahiana and Ultragaz and c) credits for refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation base is used higher than the actual operation practiced by the subsidiary Ipiranga;

(iii) The subsidiary Extrafarma has ICMS credits and ICMS-ST (tax substitution) advances in the amount of R$ 179,405 (R$ 157,713 as of December 31, 2019) on the inflow and outflow of operations carried out by its distribution centers, mostly in the North and Northeast, as well as refunds of the ICMS-ST portion overpaid when the estimated calculation base is used higher than the actual operation.

The amounts of recoverable ICMS credits are classified as current assets and consumed by the operations itself, being a revolving credit, which means that the credits are monthly offset with the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets within an average term of up to 10 years.

The estimated recovery of ICMS assets is stated as follows:

Up to 1 year	422,548
From 1 to 2 years	362,062
From 2 to 3 years	200,586
From 3 to 5 years	88,483
From 5 to 7 years	26,420
From 7 to 10 years	29,226
Total of recoverable ICMS, net of provision	1,129,325

The provision for ICMS losses relates to tax credits of the subsidiaries whose amounts are not included within the term determined by its policy.

a.2 The balance refers, mainly, to the PIS and COFINS credits recorded under Laws 10,637/2002 and 10,833/2003 in the amount of R$ 651,051 (R$ 539,026 as of December 31, 2019), whose consumption will occur through the offset of debts administered by the Brazilian Federal Revenue Service (“RFB”) in an estimated term of 2 years by management. The subsidiaries Extrafarma, Tropical Transportes Ipiranga Ltda (“Tropical”), EMCA, Oleoquímica and Oxiteno S.A. have credits in the amount of R$ 645,978 (R$ 391,544 as of December 31, 2019) resulting from a definitive favorable decision on the exclusion of ICMS from the calculation basis of PIS and COFINS (see Note 22.d.1). For these cases, management estimates the realization of these credits within up to 5 years.

a.3 On March 15, 2017, due to general repercussions, the STF decided that ICMS does not compose the basis for calculating PIS and COFINS. The subsidiaries Extrafarma, Tequimar, Tropical and Oxiteno SA have credits originated from final definitive decisions on the exclusion of ICMS from the PIS and COFINS calculation base (see note 22.d), having been recorded in results, up to the present year of 2020, the amount of R$ 746,962 (R$ 338,110 up to 2019). For these cases, management estimates that these credits will be realized within up to 5 years.

The estimated recovery of PIS and COFINS credits is stated as follows:

Up to 1 year	528,999
From 1 to 2 years	405,998
From 2 to 3 years	178,049
From 3 to 5 years	183,983
Total of recoverable PIS and COFINS	1,297,029

b. Recoverable income tax and social contribution taxes

Represented by recoverable IRPJ and CSLL.

	12/31/2020	12/31/2019
IRPJ and CSLL	627,285	430,290
Current	366,080	325,343
Non-current	261,205	104,947

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries arising from the tax advances of previous years, with management estimating the realization of these credits within up to 5 years.